SHARE-BASED COMPENSATION - KINGSOFT SHARES AWARDED TO THE GROUP'S EMPLOYEES (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2016 CNY (¥) shares	Dec. 31, 2015 $ / shares	Dec. 31, 2015 CNY (¥) shares	Dec. 31, 2014 $ / shares	Dec. 31, 2014 CNY (¥)	Dec. 31, 2016 CNY (¥)
Other disclosures
Share-based compensation expenses	$ 44,095	¥ 306,149		¥ 315,740		¥ 173,771
Kingsoft Share Award Scheme
Other disclosures
Share-based compensation expenses	511	¥ 3,545		5,857		5,874
Unrecognized compensation costs	$ 68						¥ 472
Expected period over which unamortized compensation costs is to be recognized	1 year 3 months 11 days	1 year 3 months 11 days
Total fair value of vested shares	$ 1,679	¥ 11,647		¥ 28,991		¥ 18,560
Kingsoft Share Award Scheme | Restricted shares
Number of ordinary shares
Unvested at beginning of year | shares	1,387,000	1,387,000
Granted | shares	9,000	9,000
Vested | shares	(944,100)	(944,100)
Forfeited | shares	(117,500)	(117,500)
Unvested at end of year | shares	334,400	334,400		1,387,000
Weighted average grant date fair value
Unvested at beginning of year (in dollars per share) | $ / shares	$ 2.00
Granted (in dollars per share) | $ / shares	2.10		$ 2.90		$ 3.15
Vested (in dollars per share) | $ / shares	2.30
Forfeited (in dollars per share) | $ / shares	2.70
Unvested at end of year (in dollars per share) | $ / shares	$ 0.90		$ 2.00